Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Number of shares on exercise of options			2,806,961
Exercise price of stock option			$ 0.33
Nonrecourse Promissory Note with Officer
Related Party Transaction [Line Items]
Promissory note	$ 0.4	$ 0.4
Number of shares on exercise of options		1,469,366
Exercise price of stock option		$ 0.24
Accrued interest		$ 0.0
Number of shares repurchased during period	43,665
Price per share	$ 8.05